10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
(Dollars in thousands)

Year ending December 31,
2018	$716
2019	697
2020	678
2021	663
2022	369
Thereafter	1,739
Total minimum obligation	$4,862

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2017	2016
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$233,972	195,528

Standby letters of credit and financial guarantees written	$3,325	3,728